SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Asset retirement costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Activity of the asset retirement obligation liability
Asset retirement obligations at beginning of the year	¥ 104,883	¥ 76,909	¥ 52,441
Additions	4,382	22,745	20,384
Accretion expense	6,366	6,227	4,084
Foreign exchange impact	158
Settlement	(3,978)	(998)
Asset retirement obligations at end of the year	¥ 111,811	¥ 104,883	¥ 76,909